Commitments and contingencies - Commitments (Details) $ / aircraft in Thousands, $ in Billions	1 Months Ended						12 Months Ended
	Apr. 30, 2018 aircraft	Jun. 30, 2017 aircraft	Mar. 31, 2015 aircraft	Sep. 30, 2014 aircraft	Apr. 30, 2014 aircraft	Mar. 31, 2013 aircraft	Mar. 31, 2018 USD ($) aircraft $ / aircraft	Mar. 31, 2017 USD ($) aircraft
Commitments and contingencies
Number of firm aircraft							318
Number of aircraft delivered							154	104
Number of firm aircraft deliveries in fiscal years 2019							29
Number of firm aircraft deliveries post fiscal year							135
Number of firm aircraft deliveries commitments							164	179
Potential commitment to acquire firm aircraft | $							$ 16.1	$ 16.5
Contract 2013
Commitments and contingencies
Number of aircraft purchased						175
Number of firm aircraft			3		5	175	183
Tenure to purchase aircraft						5 years
Number of aircraft agreed to purchase			3		5
Number of aircraft, firm order							183
Number of aircraft delivered							154	104
Number of firm aircraft deliveries in fiscal years 2019							29
Number of firm aircraft deliveries post fiscal year							29
Basic price per aircraft | $ / aircraft							78,490
Estimate increase in base price per aircraft | $ / aircraft							2,900
Contract 2014
Commitments and contingencies
Number of aircraft purchased							210
Number of firm aircraft				100			135
Number of aircraft agreed to purchase				200
Number of aircraft, firm order		10		100
Number of aircraft subject to option				100
Total contract price | $							$ 21.5
Number of firm aircraft deliveries post fiscal year							135
Basic price per aircraft | $ / aircraft							102,500
Estimate increase in base price per aircraft | $ / aircraft							1,600
Minimum | Contract 2013
Commitments and contingencies
Period prior to delivery of aircraft							18 months
Minimum | Contract 2014
Commitments and contingencies
Period prior to delivery of aircraft							18 months
Maximum | Contract 2013
Commitments and contingencies
Period prior to delivery of aircraft							24 months
Maximum | Contract 2014
Commitments and contingencies
Number of aircraft agreed to purchase				200
Period prior to delivery of aircraft							24 months
Entering into significant commitments or contingent liabilities | Contract 2014
Commitments and contingencies
Number of aircraft, firm order	135
Number of aircraft subject to option	75
Number of aircrafts converted in to firm order	25